Label	Element	Value
Credit Suisse Multialternative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CREDIT SUISSE MULTIALTERNATIVE STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks positive absolute returns.
Expense [Heading]	rr_ExpenseHeading	FEES AND FUND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 92 under the heading "Other Shareholder Information – Classes of Shares and Sales Charges" and on page 97 under the heading "Intermediary-Specific Sales Charge Waiver Policies," and in the fund's Statement of Additional Information ("SAI") on page 73 under the heading "Additional Purchase and Redemption Information." You may pay other fees on purchases and sales of Class I shares of the fund, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the table and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The computation of the fund's portfolio turnover rate for regulatory purposes excludes trades of derivatives and instruments with a maturity of one year or less. However, the fund expects to engage in frequent trading of derivatives, which could have tax consequences that impact shareholders, such as the realization of taxable short-term capital gains. In addition, the fund could incur transaction costs, such as commissions, when it buys and sells securities and other instruments. Transaction costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal year ended October 31, 2021, the fund's portfolio turnover rate was 532% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	532.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund may invest in Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. "Other expenses" include expenses of both the fund and the Subsidiary.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" in the table above do not correlate to the ratio of expenses to average net assets found within the Financial Highlights section of this Prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks positive absolute returns. It pursues its investment objective by utilizing a macro-aware investment process to allocate capital across a range of investment strategies. The fund primarily, but not exclusively, allocates to directional and/or relative value strategies that take long and/or short positions in instruments across all major asset groups.

As a component of its overall investment process, Credit Suisse may utilize certain quantitative models and methodologies to guide its investment approach or security selection although the use of such models and methodologies may vary, on a discretionary basis, based on market environments and economic trends as determined by Credit Suisse.

The fund may invest globally (including in emerging markets) and there are no geographic limits on the fund's holdings. The instruments in which the fund may invest may be U.S. dollar or non-U.S. dollar denominated. The fund may have exposure to issuers of any size or credit quality. The fund intends to engage in active and frequent trading.

The percentage of the fund's portfolio exposed to each asset class and geographic region will vary from time to time. The fund may invest in a broad range of instruments, including equities, American Depositary Receipts and Global Depositary Receipts, other mutual funds, exchange-traded funds ("ETFs"), warrants, bonds (both investment grade and below investment grade (commonly referred to as "junk bonds")), currencies, commodities, futures, exchange-traded and over-the-counter put and call options (both covered and uncovered) and total return and excess return swaps, either by investing directly in these instruments or, in the case of commodities and certain commodity-linked instruments, indirectly, by investing in the Subsidiary (as described below) that invests in such commodities and commodity-linked instruments. The fund also may invest in cash and cash equivalents. As a result of the fund's use of derivatives, the fund may hold significant amounts of high-quality, short-term securities, including U.S. Treasuries, shares of money market funds and repurchase agreements. The fund may also invest in high-yield securities to earn income, as well as to achieve its investment objective.The fund may invest in bonds of any maturity or duration.

The fund primarily will gain exposure to commodities and commodity-linked instruments through investments in the Credit Suisse Cayman Multialternative Strategy Fund, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. The Subsidiary will invest in (long and short) commodity-linked futures and swaps, as well as certain money market instruments, including U.S. government securities, money market fund shares, repurchase agreements and other high-quality, short-term fixed income instruments. The primary purpose of the money market instruments held by the Subsidiary will be to serve as collateral for the Subsidiary's derivative positions; however, these instruments may also earn income for the Subsidiary. The Subsidiary is managed by Credit Suisse and has the same investment objective as the fund. The fund may invest up to 25% of its total assets in the Subsidiary. Investment in the Subsidiary is expected to provide the fund with commodity exposure within the limitations of the federal tax requirements that apply to the fund. Investments in other Credit Suisse Funds may provide the fund with exposure to other securities and financial instruments in addition to commodities and commodity-linked instruments.

For defensive purposes, due to abnormal market conditions or economic situations as determined by Credit Suisse, the fund may invest up to 100% of its total assets in cash or certain short-term securities. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.

The fund is "non-diversified," meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ARBITRAGE OR FUNDAMENTAL RISK

Employing arbitrage and alternative strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the fund as it unwinds failed trades.

BELOW INVESTMENT GRADE SECURITIES RISK

Below investment grade securities (commonly referred to as "junk bonds") are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of below investment grade securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities.

COMMODITY EXPOSURE RISKS

The fund's and the Subsidiary's investments in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

CONVERTIBLE SECURITIES RISK

The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. The fund, as a holder of convertible bonds, may at times be allocated phantom taxable income from bond issuers, potentially retroactively or otherwise without notice.

CORRELATION RISK

Changes in the value of a hedging instrument may not match those of the investment being hedged. In addition, certain of the fund's commodity-linked derivative investments may result in the fund's performance diverging from the BCOM Index, perhaps materially. For example, a structured note can be structured to limit the loss or the gain on the investment, which would result in the fund not participating in declines or increases in the BCOM Index that exceed the limits.

COUNTERPARTY RISK

A fund will be exposed to the credit of the counterparties to OTC derivative contracts and repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the fund seeks to enforce its rights, inability to realize any gains on its investment during such period, loss of collateral and fees and expenses incurred in enforcing its rights.

CREDIT RISK

The issuer of a security or the counterparty to a contract, including derivatives contracts, may default or otherwise become unable to honor a financial obligation. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the fund's investment in that issuer. Non-investment grade securities carry a higher risk of default and should be considered speculative.

DERIVATIVES RISK

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund also may use derivatives for leverage. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as commodity exposure risks, interest rate risk, market risk, regulatory risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

EQUITY EXPOSURE RISK

The fund may obtain exposure to equity securities. Equity security prices have historically risen and fallen in periodic cycles. U.S. and foreign equity markets have experienced periods of substantial price volatility in the past and may do so again in the future.

FIXED INCOME RISK

The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.

FOREIGN SECURITIES RISK

Investing outside the U.S. carries additional risks that include:

◼  Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

◼  Emerging Markets Risk The risks of investing in foreign securities are increased in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject the fund to increased volatility or substantial declines in value, and emerging markets may experience periods of market illiquidity. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws and differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could expose the fund to risks beyond those generally encountered in developed countries. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation, currency devaluation or unemployment, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

◼  Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

◼  Political Risk Foreign governments may expropriate assets, impose capital or currency controls, and/or sanctions impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

FORWARDS RISK

Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the fund faces the risk that its counterparties may not perform their obligations. Forward contracts also are not regulated by the Commodity Futures Trading Commission (the "CFTC") and therefore the fund will not receive any benefit of CFTC regulation when trading forwards.

FUTURES CONTRACTS RISK

The risks associated with the fund's use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the fund has insufficient cash to meet margin requirements, the fund may need to sell other investments, including at disadvantageous times.

HEDGED EXPOSURE RISK

A fund's hedging activities could multiply losses generated by a derivative used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

INTEREST RATE RISK

Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Generally, the longer the maturity or duration of a debt instrument, the greater the impact of a change in interest rates on the instrument's value. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

LEVERAGING RISK

The fund may invest in certain derivatives that provide leveraged exposure. The fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may cause the fund to lose more than the amount it invested in those instruments. The net asset value of the fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the portfolio to pay interest.

MANAGER/MODEL RISK

If a fund's portfolio managers make poor investment decisions, it will negatively affect the fund's performance. The fund also bears the risk that the proprietary model used by the portfolio managers will not be successful in identifying investments that will help the fund achieve its investment objective, causing the fund to underperform its benchmark or other funds with a similar investment objective.

MARKET RISK

The market value of an instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause an instrument to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could have a significant impact on the fund and its investments. Market risk is common to most investments – including stocks, bonds and commodities – and the mutual funds that invest in them. The performance of "value" stocks and "growth" stocks may rise or decline under varying market conditions – for example, value stocks may perform well under circumstances in which growth stocks in general have fallen.

Bonds and other fixed income securities generally involve less market risk than stocks and commodities. However, the risk of bonds can vary significantly depending upon factors such as the issuer's creditworthiness and a bond's maturity. The bonds of some companies may be riskier than the stocks of others.

NON-DIVERSIFIED STATUS

The fund is considered a non-diversified investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.

OPTIONS RISK

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices, interest rates and other economic factors. No assurances can be given that Credit Suisse's judgment in this respect will be correct. When the fund purchases options, it risks losing all or part of the cash paid for the options. Because option premiums paid or received by the fund indirectly are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RISK

Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

RISKS OF INVESTING IN OTHER FUNDS

Other mutual funds and ETFs are subject to investment advisory and other expenses. If the fund invests in other mutual funds or ETFs, the cost of investing in the fund may be higher than other funds that invest only directly in individual securities. Shareholders will indirectly bear fees and expenses charged by the other mutual funds and ETFs in addition to the fund's direct fees and expenses. Other mutual funds and ETFs are subject to specific risks, depending on the nature of the mutual fund or ETF.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the fund could lose money investing in an ETF.

Credit Suisse serves as the adviser to other mutual funds in which the fund may invest. It is possible that a conflict of interest among the fund and the other Credit Suisse Funds could affect how Credit Suisse fulfills its fiduciary duties to the fund and the other Credit Suisse Funds.

SHORT POSITION RISK

The fund may enter into a short position through a futures contract or swap agreement or by selling a security short. Taking short positions involves leverage of the fund's assets and presents various risks. If the price of the asset, instrument or market on which the fund has taken a short position increases, then the fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to a third party in connection with the short sale. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. The fund's loss on a short sale could theoretically be unlimited in a case where the fund is unable, for whatever reason, to close out its short position.

SMALL- AND MID-CAP STOCK RISK

The fund may invest in small- and mid-cap stocks. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

SPECULATIVE EXPOSURE RISK

Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from commodity-linked swap agreements and from writing uncovered call options are unlimited.

SUBSIDIARY RISK

By investing in the Subsidiary, the fund is exposed indirectly to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the fund and are subject to the same risks that apply to similar investments if held directly by the fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the fund wholly owns and controls the Subsidiary, and the fund and the Subsidiary are both managed by Credit Suisse, making it unlikely that the Subsidiary will take action contrary to the interests of the fund and its shareholders. The fund's Board of Trustees has oversight responsibility for the investment activities of the fund, including its investment in the Subsidiary, and the fund's role as sole shareholder of the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the fund.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the fund.

SWAP AGREEMENTS RISK

Swap agreements involve the risk that the party with whom the fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

TAX RISK

In order to qualify as a Regulated Investment Company (a "RIC") under the Internal Revenue Code of 1986, as amended, the fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The Internal Revenue Service has issued a ruling that income realized directly from certain types of commodity-linked derivatives would not be qualifying income. As a result, the fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. To comply with the ruling, the fund seeks to gain exposure to the commodity markets primarily through investments in the Subsidiary, which invests in commodity-linked swaps, commodity futures and other derivatives, and directly through investments in commodity-linked notes. If the fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the fund's earnings and profits. If the fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to diminished returns. The fund anticipates treating income and gain from the Subsidiary and from commodity-linked notes as qualifying income.

Risk Lose Money [Text]	rr_RiskLoseMoney	All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is considered a non-diversified investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's Class A shares has varied from year to year for up to 10 years (if applicable).

The fund's total returns prior to February 28, 2020, as reflected in the bar chart and the table, are the returns of the fund when it followed a different investment objective and different investment strategies. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. Effective February 28, 2020, the ICE BofA US 3-Month Treasury Bill Index replaced the Credit Suisse Hedge Fund Index as the broad-based securities market index against which the fund measures its performance. Credit Suisse believes the ICE BofA US 3-Month Treasury Bill Index is more relevant to the fund's new investment objective and principal investment strategies. The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website (www.credit-suisse.com/us/funds) or by calling Credit Suisse Funds at 877-870-2874.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide an indication of the risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-870-2874
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.credit-suisse.com/us/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURNS
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4.69% (Q1, 21) Worst quarter: -3.82% (Q4, 18) Inception date: 3/30/12
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.82%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 28, 2020, the ICE BofA US 3-Month Treasury Bill Index replaced the Credit Suisse Hedge Fund Index as the broad-based securities market index against which the fund measures its performance. Credit Suisse believes the ICE BofA US 3-Month Treasury Bill Index is more relevant to the fund's new investment objective and principal investment strategies.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTIONFOR FEES, EXPENSES OR TAXES)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

◼  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/21:
Credit Suisse Multialternative Strategy Fund | ICE BOFA US 3-MONTH TREASURY BILL INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
Credit Suisse Multialternative Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.41%)	[2]
Management fee	rr_ManagementFeesOverAssets	1.04%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.22%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.57%	[5]
Total annual fund operating expenses after fee limitations/expense reimbursements	rr_NetExpensesOverAssets	1.16%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of shares of $1 million or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 637
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,155
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,698
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,177
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	637
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,155
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,698
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,177
Annual Return 2013	rr_AnnualReturn2013	5.93%
Annual Return 2014	rr_AnnualReturn2014	2.47%
Annual Return 2015	rr_AnnualReturn2015	(1.03%)
Annual Return 2016	rr_AnnualReturn2016	3.28%
Annual Return 2017	rr_AnnualReturn2017	3.59%
Annual Return 2018	rr_AnnualReturn2018	(4.30%)
Annual Return 2019	rr_AnnualReturn2019	2.89%
Annual Return 2020	rr_AnnualReturn2020	6.11%
Annual Return 2021	rr_AnnualReturn2021	9.94%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2012
Credit Suisse Multialternative Strategy Fund | Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.16%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.70%
Credit Suisse Multialternative Strategy Fund | Class A Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Credit Suisse Multialternative Strategy Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.41%)	[2]
Management fee	rr_ManagementFeesOverAssets	1.04%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.22%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.32%	[5]
Total annual fund operating expenses after fee limitations/expense reimbursements	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,547
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	588
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,547
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2012

[1]	Purchases of shares of $1 million or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.
[2]	Credit Suisse Opportunity Funds (the "Trust") and Credit Suisse Asset Management, LLC ("Credit Suisse") have entered into a written contract limiting operating expenses to 1.10% of the fund's average daily net assets for Class A shares and 0.85% of the fund's average daily net assets for Class I shares at least through February 28, 2023. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees). The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2023.
[3]	The fund may invest in Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. "Other expenses" include expenses of both the fund and the Subsidiary.
[4]	Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund's investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.
[5]	The "Total annual fund operating expenses" in the table above do not correlate to the ratio of expenses to average net assets found within the Financial Highlights section of this Prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.